COMMITMENTS AND CONTINGENCIES Contingent liability on sale of products (Details) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2009 TPC [Member] CAD	Dec. 31, 2013 TPC [Member] CAD	Mar. 31, 2004 TPC [Member] CAD
Contingent liability on sale of products
Maximum funding receivable					9,540
Repayment amount			2,500
Term of program				5 years
Amount repaid				500
Changes in the liability for product warranties
Balance, beginning of year	4,169	4,537
Provisions	7,368	9,399
Expenditures	(5,676)	(8,178)
Liability held for sale	0	(1,589)
Balance, end of year	$ 5,861	$ 4,169